PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning liabilities
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2023	2022
Balance, beginning of the year	$314	$497
Acquisitions through business combinations	221	—
Disposals	(1)	(1)
Accretion	11	11
Changes in estimates(1)	169	(185)
Foreign exchange and other	12	(8)
Balance, end of the year	$726	$314
(1)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.